Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Dec. 28, 2025	Dec. 28, 2025		Dec. 29, 2024	Dec. 28, 2024
Income Taxes [Line Items]
Income tax expense	$ (608,000)			$ 1,578,000
Effective tax rate	10.40%			(3.70%)
Effective tax rate fair value adjustments	21.00%	21.00%
Effective tax rate U.S. statutory rate				21.00%
Effective tax rate share-based compensation		21.00%
Effective tax rate non-deductible meals and entertainment		21.00%
Effective tax rate state taxes		21.00%		(0.90%)	[1]
Valuation allowance of recognition of deferred tax liabilities	$ 800,000			$ 11,328,000		16,171,000
Valuation allowance of deferred tax			$ 70,300	70,300
Net change in valuation allowance			14,600,000				$ 17,300,000
Operating loss carryforwards for federal income tax			131,400,000	131,400,000
Operating loss carryforwards for state income tax			114,800,000	114,800,000
Deferred Tax Assets, Operating Loss Carryforwards, Foreign			$ 115,300,000	$ 115,300,000
Operating loss carryforwards expiration, description			net operating loss carryforwards will expire between 2030 and 2044	net operating loss carryforwards will expire between 2030 and 2044
U.S. [Member]
Income Taxes [Line Items]
Effective tax rate U.S. statutory rate	21.00%	21.00%

[1]	State taxes in California made up the majority (greater than 50 percent) of the tax effect in this category.